Changes in Components of Accumulated Other Comprehensive Income (Loss), Net of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			$ 474	$ (2,259)	$ (2,259)	$ (2,791)
Other comprehensive income before reclassifications					2,414	490
Amount reclassified from accumulated other comprehensive income			105	157	319	42
Total other comprehensive income (loss)	(544)	43	(949)	(691)	2,733	532	(2,843)
Cumulative foreign currency translation adjustments associated with joint ventures sold			(591)
Foreign currency translation adjustments	(592)	(35)	(463)	(848)	1,731	1,073	(1,607)
Foreign currency translation adjustments			(1,054)		1,731	1,073	(1,607)
Ending Balance	(475)	(2,950)	(475)	(2,950)	474	(2,259)	(2,791)
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			630	(1,101)	(1,101)	(617)
Cumulative foreign currency translation adjustments associated with joint ventures sold			(591)
Foreign currency translation adjustments			(463)		1,731	(484)
Foreign currency translation adjustments				(848)	1,731	(484)
Ending Balance	(424)	(1,949)	(424)	(1,949)	630	(1,101)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			(156)	(1,158)	(1,158)	(2,174)
Other comprehensive income before reclassifications					683	974
Amount reclassified from accumulated other comprehensive income			105	157	319	42
Total other comprehensive income (loss)					1,002	1,016
Ending Balance	$ (51)	$ (1,001)	$ (51)	$ (1,001)	$ (156)	$ (1,158)